NEW COVENANT FUNDS

New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
(each, a "Fund" and, collectively, the "Funds")

Supplement dated January 24, 2020
to the Prospectus dated October 31, 2019, as amended December 18, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Benchmark Index of the New Covenant Balanced Growth Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2018)," the following text is hereby added:

This table compares the Fund's average annual total returns to those of the Fund's current and prior benchmark indexes, as well as three additional indexes. The Fund's benchmark index changed from the Russell 1000 Index to the Russell 3000 Index because the Adviser believes that the Russell 3000 Index better reflects the Fund's investment strategy. The additional indexes have been included to provide further comparison to the Fund's overall performance.

In addition, under the same sub-heading, the table is hereby deleted and replaced with the following:

New Covenant Balanced Growth Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	-3.37%	4.41%	8.02%
Fund Return After Taxes on Distributions	-4.76%	2.89%	6.93%
Fund Return After Taxes on Distributions and Sale of Fund Shares	-1.26%	3.11%	6.35%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	-5.24%	7.91%	13.18%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	-4.78%	8.21%	13.28%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.92%	2.09%	3.13%
Blended 60% Russell 3000 Index/ 40% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.52%	5.72%	9.32%
Blended 60% Russell 1000 Index/ 40% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.24%	5.89%	9.37%

Change in Benchmark Index of the New Covenant Balanced Income Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2018)," the following text is hereby added:

This table compares the Fund's average annual total returns to those of the Fund's current and prior benchmark indexes, as well as three additional indexes. The Fund's benchmark index changed from the Russell 1000 Index to the Russell 3000 Index because the Adviser believes that the Russell 3000 Index better reflects the Fund's investment strategy. The additional indexes have been included to provide further comparison to the Fund's overall performance.

In addition, under the same sub-heading, the table is hereby deleted and replaced with the following:

New Covenant Balanced Income Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	-1.99%	3.29%	6.07%
Fund Return After Taxes on Distributions	-3.34%	1.98%	5.02%
Fund Return After Taxes on Distributions and Sale of Fund Shares	-0.59%	2.22%	4.62%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	-5.24%	7.91%	13.18%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	-4.78%	8.21%	13.28%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.92%	2.09%	3.13%
Blended 35% Russell 3000 Index/ 65% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-0.99%	4.26%	6.80%
Blended 35% Russell 1000 Index/ 65% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-0.83%	4.35%	6.82%

In addition, under the section titled "More Information about the Funds' Benchmark Indexes," the following paragraphs are hereby added as the sixth and seventh paragraph in the section:

Blended 60% Russell 3000 Index/40% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index is a composite composed of 60% Russell 3000 Index and 40% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (Balanced Growth Fund).

Blended 35% Russell 3000 Index/65% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index is a composite composed of 35% Russell 3000 Index and 65% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (Balanced Income Fund).

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1259 (1/20)